Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Profit before income taxes	₩ 4,753,871	₩ 4,911,508	₩ 4,466,610
Adjustments for:
Interest income (Note 31)	(14,773,996)	(15,707,362)	(13,572,456)
Interest expense (Note 31)	4,891,296	5,969,398	4,992,367
Dividend income (Note 33)	(97,956)	(82,158)	(87,826)
Net fees and commission expense (Note 32)	187,304	125,975	176,932
Net insurance loss (Note 27)	1,726,150	2,098,617	2,080,509
Net loss (gain) on financial instruments at fair value through profit or loss (Note 34)	136,191	(38,738)	(225,424)
Net loss (gain) on derivatives (Note 10)	(245,681)	(388,880)	291,879
Net loss (gain) on financial instruments at fair value through profit or loss (overlay approach) (Note 9)	136,255	247,585	(74,944)
Net foreign currency translation loss (gain)	(232,723)	147,952	377,632
Net loss (gain) on financial instruments designated at fair value through profit or loss (Note 35)	(241,066)	33,872	(382,667)
Net gain on disposal of financial asset at fair value through other comprehensive income (Note 11)	(273,793)	(152,278)	(20,554)
Net loss (gain) on disposal of securities at amortized cost (Note 11)	25	(66)	9
Provision for allowance for credit loss (Note 36)	1,382,179	980,692	747,877
Employee costs (Note 25)	175,539	188,313	155,672
Depreciation and amortization (Note 37)	768,488	677,152	301,916
Other operating expense (income) (Note 39)	202,178	305,781	(278,274)
Equity method income, net (Note 15)	(159,533)	(53,287)	(17,488)
Other non-operating expense (Note 40)	153,360	148,091	3,147
Sub-total	(6,265,783)	(5,499,341)	(5,531,693)
Changes in assets and liabilities:
Due from banks at amortized cost	(4,915,143)	(10,059,356)	6,024,743
Securities at fair value through profit or loss	(7,088,599)	(3,977,211)	(3,082,516)
Due from banks at fair value through profit or loss	862,047	73,904	(82,014)
Loans at fair value through profit or loss	132,172	(943,321)	(422,326)
Financial asset designated at fair value through profit or loss (IFRS 9)	(708,627)	847,715	723,037
Derivative instruments	(65,288)	58,532	203,006
Loans at amortized cost	(32,897,127)	(18,831,825)	(27,547,413)
Other assets	(7,866,826)	(4,452,651)	(5,177,725)
Deposits	33,139,123	29,123,272	16,699,467
Liabilities for defined benefit obligations	(243,428)	(263,882)	(145,639)
Provisions	51,567	28,380	14,542
Other liabilities	8,503,803	7,851,505	174,590
Sub-total	(11,096,326)	(544,938)	(12,618,248)
Income taxes paid	(1,184,910)	(1,130,148)	(850,696)
Interest received	14,570,884	15,200,114	13,208,601
Interest paid	(5,267,781)	(5,793,865)	(5,058,596)
Dividends received	80,728	35,716	63,826
Net cash provided by operating activities	(4,409,317)	7,179,046	(6,320,196)
Cash flows from investing activities
Decrease in financial instruments at fair value through profit or loss	4,537,421	3,690,283	2,150,860
Increase in financial instruments at fair value through profit or loss	(4,982,663)	(6,712,873)	(3,290,960)
Proceeds from disposal of securities at fair value through other comprehensive income	53,048,284	36,334,241	27,074,948
Acquisition of securities at fair value through other comprehensive income	(52,657,353)	(46,908,632)	(27,037,290)
Proceeds from disposal of securities at amortized cost	5,923,611	6,722,627	2,093,506
Acquisition of securities at amortized cost	(7,645,000)	(12,209,898)	(5,836,342)
Proceeds from disposal of property and equipment (Notes 13 and 40)	248,037	51,942	39,202
Acquisition of property and equipment (Note 13)	(279,654)	(270,386)	(142,933)
Proceeds from disposal of intangible assets (Notes 14 and 40)	5,298	24,825	3,638
Acquisition of intangible assets (Note 14)	(362,415)	(318,930)	(157,160)
Proceeds from disposal of investments in associates (Note 15)	266,322	182,604	189,118
Acquisition of investments in associates (Note 15)	(776,799)	(669,341)	(227,914)
Proceeds from disposal of investment property (Notes 16 and 40)	113,038	86,422	15,433
Acquisition of investment property (Note 16)	(243,806)	(2,774)	(115,333)
Proceeds from disposal of assets held for sale	2,048	137	4,498
Proceeds from settlement of hedging derivative financial instruments	25,722	19,303	67,039
Payment for settlement of hedging derivative financial instruments	(186,169)	(195,900)	(26,653)
Net cash flow from business combination (Notes 47)	(73,081)	(2,246,932)	(4,498)
Other, net	11,233	(264,585)	(311,744)
Net cash used in investing activities	(3,025,926)	(22,687,867)	(5,512,585)
Cash flows from financing activities
Issuance of hybrid bonds	448,698	199,476	1,107,838
Net increase in borrowings	7,465,106	5,017,269	1,772,203
Proceeds from debt securities issued	21,480,455	31,083,390	26,487,712
Repayments of debt securities issued	(21,508,827)	(19,881,717)	(14,689,246)
Dividends paid	(968,847)	(830,772)	(714,705)
Proceeds from settlement of hedging derivative financial instruments	851,381	1,694,362	10,675
Payment of settlement of hedging derivative financial instruments	(807,705)	(1,716,320)	(16,832)
Acquisition of treasury stock	(150,182)	(444,077)	(151,993)
Disposal of treasury stock	161,863	0	0
Increase in non-controlling interests	566,673	312,390	347
Redemption of lease liabilities	(781,867)	(269,362)	0
Paid in capital increase	1,154,347	0	0
Issuance of convertible preferred shares	0	747,791	0
Other, net	(30,526)	(33,619)	528
Net cash provided by financing activities	7,880,569	15,878,811	13,806,527
Effect of exchange rate fluctuations on cash and cash equivalents held	(61,518)	29,428	(30,640)
Increase (decrease) in cash and cash equivalents	383,808	399,418	1,943,106
Cash and cash equivalents at beginning of year	8,579,174	8,179,756	6,236,650
Cash and cash equivalents at end of year	₩ 8,962,982	₩ 8,579,174	₩ 8,179,756